Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Jianbin Zhou	Father of major shareholders of the Company and one of Taizhou Suxuantang shareholders
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou

Related party balances

a. the amounts due from related parties as of March 31, 2020 and 2019 were as follows:

	As of March 31,
	2020	2019

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$768,341	$-
Total	$768,341	$-

The amounts due from related parties represented unsecured, due on demand and interest free borrowings to its related parties by the Company. The Company expects full payment from Jiangsu Health Pharmaceutical Investment Co., Ltd. by the end of September 2020.

b. the amounts due to related parties as of March 31, 2020 and 2019 were as follows:

	As of March 31,
	2020	2019

Feng Zhou	$-	$1,542,828
Jiangsu Health Pharmaceutical Investment Co., Ltd.	-	939,521
Jianbin Zhou	-	745
Total	$-	$2,483,094

Related party transactions

For the years ended March 31, 2020 and 2019, the Company generated revenues of $251,749 and $8,942, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

For the years ended March 31, 2020 and 2019, the Company generated revenue of $52,643 and $24,315 respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

For the year ended March 31, 2020 and 2019, the Company generated revenues of $26,037 and $178,898 respectively, from sales transactions with Taizhou Su Xuan Tang Chinese hospital Co. Ltd.

For the year ended March 31, 2020, the Company repaid $3,180,171 to Feng Zhou, Jiangsu Health Pharmaceutical Investment Co., Ltd. and Jianbin Zhou.

For the year ended March 31, 2019, the Company borrowed from Feng Zhou and Jiangsu Health Pharmaceutical Investment Co., Ltd in the amount of $2,482,349, which is non-interest bearing and repaid on demand.

The Company entered into certain financial guarantee agreements with two banks to be the guarantor of Taizhou Jiutian Pharmaceutical Co. Ltd.'s bank borrowings. The Company is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd. (see Note 18)